Related Party Transactions (Details Textual)	12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2005 Agreement of Seedling Land with ZTC [Member] USD ($) acre	Mar. 31, 2005 Agreement of Seedling Land with ZTC [Member] CNY	Mar. 31, 2014 Agreement of Seedling Land with ZTC [Member] USD ($)	Mar. 31, 2013 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2013 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2012 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2010 Agreement of Seedling Land with ZTC [Member]	Mar. 25, 2005 Agreement of Seedling Land with ZTC [Member]	Nov. 15, 2011 Store Lease [Member]	Dec. 03, 2008 Store Lease [Member] USD ($)	Dec. 03, 2008 Store Lease [Member] CNY	Dec. 31, 2008 Store Lease [Member] USD ($)	Dec. 31, 2008 Store Lease [Member] CNY	Dec. 31, 2013 Store Lease [Member] USD ($)	Dec. 31, 2012 Store Lease [Member] USD ($)	Dec. 31, 2011 Store Lease [Member]	Jan. 31, 2010 Office Lease [Member] USD ($)	Jan. 31, 2010 Office Lease [Member] CNY	Mar. 31, 2014 Office Lease [Member] USD ($)	Mar. 31, 2013 Office Lease [Member] USD ($)	Dec. 31, 2013 Office Lease [Member] USD ($)	Dec. 31, 2012 Office Lease [Member] USD ($)	Jan. 01, 2010 Office Lease [Member]	Jul. 31, 2012 JSJ Lease [Member] USD ($) sqm	Jul. 31, 2012 JSJ Lease [Member] CNY	Mar. 31, 2014 JSJ Lease [Member] USD ($)	Mar. 31, 2013 JSJ Lease [Member] USD ($)	Dec. 31, 2013 JSJ Lease [Member] USD ($)	Jul. 01, 2012 JSJ Lease [Member]	Jan. 15, 2014 Yew Pharmaceutical [Member] USD ($)	Jan. 15, 2014 Yew Pharmaceutical [Member] CNY	Mar. 31, 2014 Yew Pharmaceutical [Member] USD ($)	Dec. 31, 2013 Yew Pharmaceutical [Member] USD ($)	Dec. 31, 2011 Yew Pharmaceutical [Member] USD ($)	Jan. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Jan. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] CNY	Mar. 31, 2014 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Dec. 31, 2013 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Dec. 31, 2012 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Jan. 09, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member]	Jan. 31, 2010 Kairun [Member] Technology Agreement [Member] USD ($)	Jan. 31, 2010 Kairun [Member] Technology Agreement [Member] CNY	Dec. 31, 2013 ZTC [Member] USD ($)	Dec. 31, 2012 ZTC [Member] USD ($)	Mar. 31, 2014 ZTC [Member] USD ($)	Dec. 31, 2011 ZTC [Member] USD ($)	Mar. 31, 2014 Zhiguo Wang [Member] USD ($)	Mar. 31, 2013 Zhiguo Wang [Member] USD ($)	Dec. 31, 2013 Zhiguo Wang [Member] USD ($)	Dec. 31, 2012 Zhiguo Wang [Member] USD ($)
Related Party Transactions (Textual)
Agreement expiration date											Mar. 24, 2035		Dec. 03, 2011	Dec. 03, 2011												Dec. 31, 2025						Jun. 30, 2015											Jan. 09, 2020
Agreement expiration period				30 years	30 years										3 years	3 years				15 years	15 years						3 years	3 years										10 years	10 years					2 years	2 years
Cultivation price per metric ton																																						$ 158,000	1,000,000
Sales																																								454,259	1,550,458	1,012,684
Revenues																																									0	1,603
Purchase from related party																																														0	121,047
Accounts payable, related parties, current																																			339,044	377,821
Leased area of land (Metric acre "Mu")				361	361
Accounts receivable, related parties, current																																									377,821	284,986
Leased Area																											30	30
Subsequent period for which company required to make full payment for land use rights in advance										5 years
Annual payments under operating lease				26,000	162,450										2,000	12,000				2,000	15,000						1,600	10,000
Operating Leases, rent expense						6,636	6,461	26,209	25,705				2,500	15,600			2,517	2,468				613	597	2,420	2,373				409	398	1,613																			5,085	3,508
Prepaid expenses - related party	34,031	60,245				26,353		33,212																					405		819															33,212	57,870			26,759		34,031
Due to related parties	4,850,637	47,876	3,400,914																																											4,802,911		3,378,269		22,465		47,726	45,976
Utilities, property insurance, real estate tax, association dues and certain other expenses																																																		5,085	3,508	10,336	11,024
Renewed agreement expiration period												3 years
Renewed agreement expiration date																			Dec. 01, 2014
Payment made under agreement																																												32,000	200,000
Description of used office space																																																		The space provided by Mr. Wang to use as principal executive offices is less than 500 square feet.		The space provided by Mr. Wang to use as principal executive offices is less than 500 square feet
Description of estimated rent for an equivalent executive office																																																		The Company estimates that the market value of a gross and full service lease for an equivalent executive office rent in the same geographic area is approximately $800 to $1,000 per month.		The Company estimates that the market value of a gross and full service lease for an equivalent executive office rent in the same geographic area is approximately $800 to $1,000 per month
Outstanding balance																																	58,400
Loan agreement duration																																	The duration of the loan agreement starts from January 15, 2014 through May 15, 2014.	The duration of the loan agreement starts from January 15, 2014 through May 15, 2014.
Proceeds from related party advances																																	$ 58,400	360,000